Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets [Abstract]
Schedule of Goodwill
Goodwill
		NBCUniversal
(in millions)	Cable Communications	Cable Networks	Broadcast Television	Filmed Entertainment	Theme Parks	Corporate and Other	Total
Balance, December 31, 2010	$12,207	$2,564	$-	$-	$-	$187	$14,958
Acquisitions:
NBCUniversal	-	10,180	765	-	-	-	10,945
Universal Orlando	-	-	-	-	1,140	-	1,140
Other	-	-	7	1	-	-	8
Dispositions	-	-	-	-	-	(174)	(174)
Adjustments	1	-	-	-	-	(4)	(3)
Balance, December 31, 2011	12,208	12,744	772	1	1,140	9	26,874
Acquisitions:
MSNBC.com	-	227	-	-	-	-	227
Other	-	79	-	-	-	-	79
Dispositions	(1)	-	-	-	-	-	(1)
Adjustments	(1)	(24)	(11)	-	(158)	-	(194)
Balance, December 31, 2012	$12,206	$13,026	$761	$1	$982	$9	$26,985

Other Intangible Assets
Intangible Assets
		2012			2011
December 31 (in millions)	Weighted-Average Original Useful Life as of December 31, 2012	Gross Carrying Amount		Accumulated Amortization	Gross Carrying Amount		Accumulated Amortization
Indefinite-Lived Intangible Assets:
Franchise rights	N/A	$59,364	$		$59,376	$
Trade names	N/A	3,080			3,006
FCC licenses	N/A	636			636
Finite-Lived Intangible Assets:
Customer relationships	18 years	14,970		(3,971)	15,079		(3,387)
Cable franchise renewal costs and contractual operating rights	10 years	1,257		(676)	1,152		(581)
Software	5 years	3,795		(2,123)	3,234		(1,839)
Patents and other technology rights	9 years	350		(283)	344		(256)
Other agreements and rights	14 years	1,414		(609)	1,379		(602)
Total		$84,866		$(7,662)	$84,206		$(6,665)

Amortization of Intangible Assets
Estimated Amortization Expense of Finite-Lived Intangibles
(in millions)
2013	$1,463
2014	$1,285
2015	$1,139
2016	$995
2017	$848